American Century Investments®
Quarterly Portfolio Holdings
Avantis™ U.S. Small Cap Value ETF (AVUV)
May 31, 2020

Avantis U.S. Small Cap Value ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.4%
AAR Corp.	4,385	88,445
Aerojet Rocketdyne Holdings, Inc.(1)	9	395
Hexcel Corp.	11,421	413,326
Spirit AeroSystems Holdings, Inc., Class A	17,010	368,607
		870,773
Air Freight and Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.(1)	14,032	548,090
Hub Group, Inc., Class A(1)	20,364	952,424
		1,500,514
Airlines — 1.7%
Allegiant Travel Co.	9,467	1,008,709
Hawaiian Holdings, Inc.	38,551	556,291
JetBlue Airways Corp.(1)	86,148	867,510
Mesa Air Group, Inc.(1)	17,223	55,975
SkyWest, Inc.	36,010	1,154,841
Spirit Airlines, Inc.(1)	44,479	576,003
		4,219,329
Auto Components — 2.8%
American Axle & Manufacturing Holdings, Inc.(1)	77,684	552,333
Cooper Tire & Rubber Co.	34,166	879,091
Cooper-Standard Holdings, Inc.(1)	8,196	85,976
Dana, Inc.	91,446	1,155,878
Delphi Technologies plc(1)	46,332	596,756
Gentherm, Inc.(1)	21,639	880,707
Goodyear Tire & Rubber Co. (The)	148,061	1,126,744
LCI Industries	140	13,850
Modine Manufacturing Co.(1)	36,309	194,253
Tenneco, Inc., Class A(1)	50,723	342,888
Visteon Corp.(1)	15,711	1,131,192
		6,959,668
Banks — 13.8%
1st Source Corp.	5,016	173,503
ACNB Corp.	4,415	109,669
Amalgamated Bank, Class A	9,711	109,055
Amerant Bancorp, Inc.(1)	14,719	191,936
Arrow Financial Corp.	8,171	239,002
Associated Banc-Corp.	97,371	1,364,168
BancFirst Corp.	10,977	418,443
Bancorp, Inc. (The)(1)	39,455	347,204
Bank of Commerce Holdings	11,276	86,036
Bank of Hawaii Corp.	26,298	1,691,750
Bank OZK	76,111	1,711,736
BankFinancial Corp.	7,520	68,282
BankUnited, Inc.	62,621	1,157,236
Bankwell Financial Group, Inc.	3,184	46,614
Banner Corp.	17,535	658,615
BCB Bancorp, Inc.	9,711	93,128

Boston Private Financial Holdings, Inc.	59,794	410,785
Bridge Bancorp, Inc.	10,365	220,774
Byline Bancorp, Inc.	15,345	186,442
Cadence BanCorp	34,802	280,852
Cathay General Bancorp.	53,838	1,463,855
CB Financial Services, Inc.	2,517	60,911
Central Pacific Financial Corp.	19,444	313,243
Central Valley Community Bancorp	7,235	108,959
CIT Group, Inc.	14,835	269,107
City Holding Co.	9,089	571,698
CNB Financial Corp.	9,731	172,433
Codorus Valley Bancorp, Inc.	5,954	78,890
Community Bankers Trust Corp.	14,093	79,344
County Bancorp, Inc.	3,138	68,251
Customers Bancorp, Inc.(1)	17,849	197,945
Eagle Bancorp, Inc.	18,788	607,980
Enterprise Financial Services Corp.	5,049	148,289
Farmers National Banc Corp.	16,597	195,015
Financial Institutions, Inc.	10,024	177,325
First BanCorp	87,021	476,005
First Bancorp, Inc. (The)	2,544	52,432
First Business Financial Services, Inc.	4,719	78,099
First Choice Bancorp	6,299	88,501
First Foundation, Inc.	25,119	374,273
First Horizon National Corp.	25,169	235,330
First Internet Bancorp	5,642	90,723
First Mid Bancshares, Inc.	8,146	207,316
First of Long Island Corp. (The)	13,477	205,794
First United Corp.	4,390	60,406
Franklin Financial Services Corp.	2,512	62,800
Great Southern Bancorp, Inc.	8,482	344,030
Hanmi Financial Corp.	20,670	186,650
Hawthorn Bancshares, Inc.	3,451	67,985
Hilltop Holdings, Inc.	48,526	906,951
Hope Bancorp, Inc.	68,577	651,139
IBERIABANK Corp.	2,267	96,143
Independent Bank Corp. (Michigan)	14,719	203,417
International Bancshares Corp.	40,383	1,242,989
Lakeland Bancorp, Inc.	28,860	320,346
Lakeland Financial Corp.	16,597	708,526
Macatawa Bank Corp.	18,162	134,217
Mackinac Financial Corp.	5,642	59,297
Mercantile Bank Corp.	10,650	244,311
Metropolitan Bank Holding Corp.(1)	3,138	87,864
Midland States Bancorp, Inc.	15,345	229,715
MidWestOne Financial Group, Inc.	8,772	168,335
MVB Financial Corp.	10,051	142,724
Northeast Bank	6,268	107,559
Northrim BanCorp, Inc.	3,803	87,735
OFG Bancorp	38,507	467,860
Old Second Bancorp, Inc.	20,353	156,718
Orrstown Financial Services, Inc.	6,581	88,712
Parke Bancorp, Inc.	6,610	92,011
PCB Bancorp.	8,459	76,300

Peapack-Gladstone Financial Corp.	11,276	212,327
People's Utah Bancorp	10,963	271,554
Preferred Bank	10,348	388,774
Premier Financial Bancorp, Inc.	7,520	99,715
QCR Holdings, Inc.	9,415	285,934
RBB Bancorp	10,024	128,608
Red River Bancshares, Inc.	1,506	60,617
Republic Bancorp, Inc., Class A	7,547	241,881
SB One Bancorp	5,016	85,222
ServisFirst Bancshares, Inc.	31,934	1,113,858
Sierra Bancorp	9,085	171,161
SmartFinancial, Inc.	6,589	101,471
Southern First Bancshares, Inc.(1)	4,427	128,649
Southern National Bancorp of Virginia, Inc.	13,167	132,460
Stock Yards Bancorp, Inc.	11,585	394,238
Summit Financial Group, Inc.	6,923	116,306
Synovus Financial Corp.	37,379	717,303
Texas Capital Bancshares, Inc.(1)	37,273	997,425
TriCo Bancshares	5,379	152,602
TriState Capital Holdings, Inc.(1)	15,971	238,766
UMB Financial Corp.	14,859	761,970
United Community Banks, Inc.	52,938	1,034,938
United Security Bancshares	10,024	61,447
Unity Bancorp, Inc.	4,720	67,543
Washington Trust Bancorp, Inc.	9,415	300,998
Webster Financial Corp.	19,537	552,897
West BanCorp, Inc.	9,711	171,302
Western Alliance Bancorp	29,161	1,112,492
Wintrust Financial Corp.	22,296	944,459
		33,928,605
Beverages — 0.2%
National Beverage Corp.(1)	7,472	425,755
Biotechnology — 0.9%
Arena Pharmaceuticals, Inc.(1)	36,335	2,171,743
Building Products — 1.4%
Apogee Enterprises, Inc.	15,365	317,287
Armstrong Flooring, Inc.(1)	6,938	23,728
Masonite International Corp.(1)	17,536	1,164,040
Quanex Building Products Corp.	21,326	264,443
UFP Industries, Inc.	37,288	1,705,180
		3,474,678
Capital Markets — 2.1%
B. Riley Financial, Inc.	10,671	205,203
Diamond Hill Investment Group, Inc.	1,886	197,955
Evercore, Inc., Class A	22,245	1,225,922
GAIN Capital Holdings, Inc.	6,915	43,426
INTL FCStone, Inc.(1)	10,659	543,716
Janus Henderson Group plc	6,358	137,079
Moelis & Co., Class A	28,491	958,152
Oppenheimer Holdings, Inc., Class A	5,329	112,868
Piper Sandler Cos.	9,085	541,829
Stifel Financial Corp.	2,286	109,065
Virtus Investment Partners, Inc.	4,077	379,080

Waddell & Reed Financial, Inc., Class A	55,409	722,533
		5,176,828
Chemicals — 3.1%
AdvanSix, Inc.(1)	21,603	255,779
AgroFresh Solutions, Inc.(1)	15,062	40,065
Cabot Corp.	38,217	1,365,111
Chemours Co. (The)	103,664	1,359,035
Ferro Corp.(1)	28,804	346,224
Hawkins, Inc.	6,894	295,753
Kronos Worldwide, Inc.	11,589	113,109
Livent Corp.(1)	115,201	776,455
LSB Industries, Inc.(1)	17,842	19,269
Orion Engineered Carbons SA	16,317	180,466
Rayonier Advanced Materials, Inc.	54,153	117,512
Sensient Technologies Corp.	4,036	202,284
Stepan Co.	13,467	1,308,454
Tredegar Corp.	23,796	364,317
Trinseo SA	35,382	728,161
Tronox Holdings plc, Class A	38,820	257,765
		7,729,759
Commercial Services and Supplies — 1.3%
Ennis, Inc.	14,447	257,157
Herman Miller, Inc.	19,130	440,372
HNI Corp.	12,369	315,038
Kimball International, Inc., Class B	28,178	315,312
McGrath RentCorp	17,850	995,316
Quad/Graphics, Inc.	25,987	74,063
Steelcase, Inc., Class A	63,858	739,476
		3,136,734
Communications Equipment — 0.2%
EchoStar Corp., Class A(1)	14,089	439,013
Construction and Engineering — 1.7%
Arcosa, Inc.	14,664	559,725
Fluor Corp.	10,709	124,331
Great Lakes Dredge & Dock Corp.(1)	49,462	458,513
MasTec, Inc.(1)	13,854	542,384
MYR Group, Inc.(1)	10,337	297,809
Northwest Pipe Co.(1)	7,832	196,505
Primoris Services Corp.	24,229	404,382
Tutor Perini Corp.(1)	16,325	171,413
Valmont Industries, Inc.	13,486	1,537,404
		4,292,466
Construction Materials — 0.4%
Eagle Materials, Inc.	16,328	1,090,057
Consumer Finance — 1.6%
Elevate Credit, Inc.(1)	23,170	39,389
Green Dot Corp., Class A(1)	15,360	586,445
Navient Corp.	147,176	1,094,989
Nelnet, Inc., Class A	11,612	572,356
OneMain Holdings, Inc.	16,907	394,440
Oportun Financial Corp.(1)	5,365	51,772
Regional Management Corp.(1)	6,268	99,411
SLM Corp.	155,934	1,181,980
		4,020,782

Distributors — 0.1%
Core-Mark Holding Co., Inc.	5,749	160,857
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	6,613	207,847
Collectors Universe, Inc.	5,026	111,778
Perdoceo Education Corp.(1)	51,346	835,913
Universal Technical Institute, Inc.(1)	13,154	97,471
		1,253,009
Diversified Financial Services — 0.1%
Alerus Financial Corp.	5,641	102,271
Banco Latinoamericano de Comercio Exterior SA, E Shares	16,950	200,010
Marlin Business Services Corp.	5,642	42,259
		344,540
Diversified Telecommunication Services — 0.7%
Iridium Communications, Inc.(1)	70,443	1,620,189
Electrical Equipment — 0.5%
Encore Wire Corp.	13,224	638,587
LSI Industries, Inc.	16,294	100,045
Powell Industries, Inc.	5,647	150,210
TPI Composites, Inc.(1)	14,406	298,925
		1,187,767
Electronic Equipment, Instruments and Components — 3.7%
Avnet, Inc.	43,530	1,185,757
Bel Fuse, Inc., Class B	106	993
Jabil, Inc.	42,891	1,283,299
Methode Electronics, Inc.	27,249	854,256
Plexus Corp.(1)	22,253	1,429,088
Sanmina Corp.(1)	57,006	1,516,929
TTM Technologies, Inc.(1)	77,961	902,009
Vishay Intertechnology, Inc.	111,468	1,812,470
		8,984,801
Energy Equipment and Services — 2.0%
Archrock, Inc.	114,879	729,482
DMC Global, Inc.	8,459	241,504
Exterran Corp.(1)	25,984	166,817
Helix Energy Solutions Group, Inc.(1)	86,396	290,291
Helmerich & Payne, Inc.	54,179	1,090,623
Liberty Oilfield Services, Inc., Class A	28,537	146,966
Newpark Resources, Inc.(1)	62,293	125,832
NexTier Oilfield Solutions, Inc.(1)	128,341	372,189
Oceaneering International, Inc.(1)	64,843	416,292
Patterson-UTI Energy, Inc.	131,468	485,117
ProPetro Holding Corp.(1)	39,169	193,887
RPC, Inc.(1)	34,469	109,611
Select Energy Services, Inc., Class A(1)	38,501	228,696
Solaris Oilfield Infrastructure, Inc., Class A	20,979	145,384
US Silica Holdings, Inc.	27,598	81,414
		4,824,105
Entertainment — 0.3%
Eros International plc(1)	45,415	146,690
IMAX Corp.(1)	30,416	383,546
Marcus Corp. (The)	15,658	211,070
		741,306

Food and Staples Retailing — 1.4%
Ingles Markets, Inc., Class A	14,719	627,177
Natural Grocers by Vitamin Cottage, Inc.	8,146	117,302
PriceSmart, Inc.	15,051	818,473
SpartanNash Co.	28,175	603,227
United Natural Foods, Inc.(1)	27,148	532,101
Village Super Market, Inc., Class A	6,894	164,973
Weis Markets, Inc.	10,650	593,525
		3,456,778
Food Products — 0.3%
Fresh Del Monte Produce, Inc.	347	8,637
John B Sanfilippo & Son, Inc.	6,581	572,152
Seneca Foods Corp., Class A(1)	3,764	137,273
		718,062
Health Care Equipment and Supplies — 0.1%
FONAR Corp.(1)	3,764	89,959
Meridian Bioscience, Inc.(1)	7,706	119,135
		209,094
Health Care Providers and Services — 1.2%
Brookdale Senior Living, Inc.(1)	152,439	557,927
Ensign Group, Inc. (The)	17,291	755,962
InfuSystem Holdings, Inc.(1)	10,024	116,379
Owens & Minor, Inc.	60,103	476,617
Patterson Cos., Inc.	56,766	1,117,722
		3,024,607
Hotels, Restaurants and Leisure — 4.2%
BJ's Restaurants, Inc.	13,460	292,351
Bluegreen Vacations Corp.	3,764	16,411
Carrols Restaurant Group, Inc.(1)	12,860	55,169
Cheesecake Factory, Inc. (The)	26,337	565,719
Chuy's Holdings, Inc.(1)	9,753	155,950
Cracker Barrel Old Country Store, Inc.	10,674	1,143,506
Extended Stay America, Inc.	120,871	1,390,017
Golden Entertainment, Inc.(1)	12,528	152,779
Hilton Grand Vacations, Inc.(1)	47,926	1,032,326
J Alexander's Holdings, Inc.(1)	9,711	41,175
Norwegian Cruise Line Holdings Ltd.(1)	59,275	928,247
Penn National Gaming, Inc.(1)	73,614	2,415,275
Playa Hotels & Resorts NV(1)	51,366	134,065
Potbelly Corp.(1)	9,711	20,393
RCI Hospitality Holdings, Inc.	5,329	77,217
Red Robin Gourmet Burgers, Inc.(1)	11,589	160,624
Texas Roadhouse, Inc.	34,413	1,784,314
		10,365,538
Household Durables — 3.1%
Beazer Homes USA, Inc.(1)	25,361	249,045
Ethan Allen Interiors, Inc.	17,223	194,620
Hamilton Beach Brands Holding Co., Class A	3,764	35,946
iRobot Corp.(1)	2,851	210,176
KB Home	39,879	1,319,197
La-Z-Boy, Inc.	31,621	813,292
Legacy Housing Corp.(1)	3,764	48,970
Meritage Homes Corp.(1)	21,919	1,523,370
Taylor Morrison Home Corp.(1)	63,957	1,236,289

TRI Pointe Group, Inc.(1)	92,388	1,322,996
Turtle Beach Corp.(1)	7,520	79,562
Universal Electronics, Inc.(1)	10,963	495,966
VOXX International Corp.(1)	10,351	49,374
		7,578,803
Independent Power and Renewable Electricity Producers — 0.3%
TerraForm Power, Inc., Class A	34,130	627,309
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	17,578	235,897
American Equity Investment Life Holding Co.	62,957	1,365,537
AMERISAFE, Inc.	11,895	730,115
CNO Financial Group, Inc.	100,485	1,441,960
Crawford & Co., Class A	9,123	54,920
Employers Holdings, Inc.	22,554	674,139
FBL Financial Group, Inc., Class A	347	12,391
Genworth Financial, Inc., Class A(1)	329,630	1,005,372
HCI Group, Inc.	2,509	112,529
Horace Mann Educators Corp.	31,671	1,156,625
James River Group Holdings Ltd.	5,397	208,702
National General Holdings Corp.	50,714	1,029,494
National Western Life Group, Inc., Class A	351	68,771
Safety Insurance Group, Inc.	2,136	162,849
Selective Insurance Group, Inc.	15,062	790,002
Third Point Reinsurance Ltd.(1)	16,008	118,139
Unum Group	8,190	124,079
Watford Holdings Ltd.(1)	11,895	175,689
		9,467,210
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	31,366	193,528
Internet and Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc., Class A(1)	15,088	334,048
PetMed Express, Inc.	11,276	407,064
Stamps.com, Inc.(1)	5,448	1,079,521
		1,820,633
IT Services — 0.1%
Net 1 UEPS Technologies, Inc.(1)	16,689	51,569
Sykes Enterprises, Inc.(1)	8,919	243,132
		294,701
Leisure Products — 0.4%
Malibu Boats, Inc., Class A(1)	13,153	619,901
Vista Outdoor, Inc.(1)	37,565	364,756
		984,657
Machinery — 3.8%
Albany International Corp., Class A	17,878	1,078,043
Astec Industries, Inc.	19,410	824,537
Commercial Vehicle Group, Inc.(1)	24,422	61,788
EnPro Industries, Inc.	13,500	608,580
Kennametal, Inc.	52,937	1,468,472
Lydall, Inc.(1)	11,589	125,393
Mayville Engineering Co., Inc.(1)	3,491	21,365
Miller Industries, Inc.	6,894	204,269
Mueller Industries, Inc.	34,804	932,051
Park-Ohio Holdings Corp.	5,642	82,317
REV Group, Inc.	15,983	97,496

Shyft Group, Inc. (The)	23,834	407,085
Timken Co. (The)	41,355	1,759,242
Trinity Industries, Inc.	67,345	1,344,880
Wabash National Corp.	30,721	293,385
		9,308,903
Marine — 0.5%
Costamare, Inc.	36,027	165,724
Eagle Bulk Shipping, Inc.(1)	24,738	43,786
Genco Shipping & Trading Ltd.	7,842	37,014
Matson, Inc.	27,591	788,275
Pangaea Logistics Solutions Ltd.	11,589	24,337
Safe Bulkers, Inc.(1)	44,454	45,343
Scorpio Bulkers, Inc.	4,428	77,092
		1,181,571
Media — 0.1%
Cumulus Media, Inc., Class A(1)	10,024	51,824
Entercom Communications Corp., Class A	98,914	165,186
Entravision Communications Corp., Class A	38,194	57,291
Townsquare Media, Inc., Class A	5,955	26,619
Tribune Publishing Co.	3,789	35,996
		336,916
Metals and Mining — 2.9%
Alcoa Corp.(1)	91,141	839,408
Allegheny Technologies, Inc.(1)	75,773	657,710
Cleveland-Cliffs, Inc.	226,012	1,179,783
Commercial Metals Co.	95,823	1,644,323
Contura Energy, Inc.(1)	14,712	56,494
Kaiser Aluminum Corp.	10,650	764,137
Olympic Steel, Inc.	4,703	51,874
Schnitzer Steel Industries, Inc., Class A	19,101	299,886
SunCoke Energy, Inc.	72,935	248,708
United States Steel Corp.	91,091	732,372
Warrior Met Coal, Inc.	41,324	581,842
		7,056,537
Multiline Retail — 1.2%
Big Lots, Inc.	33,181	1,285,764
Dillard's, Inc., Class A	5,955	178,710
Kohl's Corp.	32,038	615,770
Macy's, Inc.	154,757	984,254
		3,064,498
Oil, Gas and Consumable Fuels — 9.0%
Antero Midstream Corp.	139,033	664,578
Antero Resources Corp.(1)	74,223	221,927
Apache Corp.	178,121	1,921,926
Arch Resources, Inc.	11,902	392,290
Berry Corp.	54,154	229,613
Bonanza Creek Energy, Inc.(1)	12,239	206,839
Cimarex Energy Co.	33,846	889,473
CNX Resources Corp.(1)	108,928	1,109,976
Comstock Resources, Inc.(1)	15,669	83,986
CONSOL Energy, Inc.(1)	18,475	125,815
CVR Energy, Inc.	13,801	281,540
Delek US Holdings, Inc.	51,993	1,022,702
Devon Energy Corp.	66,673	720,735

DHT Holdings, Inc.	87,353	518,877
Dorian LPG Ltd.(1)	24,422	200,749
Earthstone Energy, Inc., Class A(1)	8,772	26,141
EnLink Midstream LLC(1)	107,088	252,728
EQT Corp.	138,662	1,849,751
Evolution Petroleum Corp.	20,040	48,898
GasLog Ltd.	16	55
Goodrich Petroleum Corp.(1)	7,833	62,977
Magnolia Oil & Gas Corp., Class A(1)	91,091	505,555
Marathon Oil Corp.	65,775	351,238
Matador Resources Co.(1)	87,328	684,651
Montage Resources Corp.(1)	10,024	61,347
Murphy Oil Corp.	95,218	1,137,855
NACCO Industries, Inc., Class A	2,825	74,241
Noble Energy, Inc.	78,946	689,199
Overseas Shipholding Group, Inc., Class A(1)	32,873	72,649
Panhandle Oil and Gas, Inc., Class A	6,894	28,817
Par Pacific Holdings, Inc.(1)	33,812	314,113
Parsley Energy, Inc., Class A	97,128	887,750
PBF Energy, Inc., Class A	65,134	691,723
PDC Energy, Inc.(1)	65,447	797,144
Peabody Energy Corp.	41,637	131,157
Penn Virginia Corp.(1)	13,464	118,214
Range Resources Corp.	144,060	862,919
SandRidge Energy, Inc.(1)	25,987	41,059
Scorpio Tankers, Inc.	353	6,262
SFL Corp. Ltd.	59,205	587,314
SilverBow Resources, Inc.(1)	3,451	13,045
SM Energy Co.	90,208	317,532
Southwestern Energy Co.(1)	402,356	1,211,092
Talos Energy, Inc.(1)	22,586	274,420
Teekay Tankers Ltd., Class A(1)	15,044	261,465
WPX Energy, Inc.(1)	206,976	1,173,554
		22,125,891
Paper and Forest Products — 1.4%
Boise Cascade Co.	30,369	1,033,457
Domtar Corp.	36,943	753,637
Mercer International, Inc.	28,491	229,922
Neenah, Inc.	11,276	570,115
Schweitzer-Mauduit International, Inc.	17,878	543,313
Verso Corp., Class A(1)	25,042	360,104
		3,490,548
Personal Products — 1.0%
Lifevantage Corp.(1)	7,207	110,339
Medifast, Inc.	2,254	230,675
Nu Skin Enterprises, Inc., Class A	42,905	1,595,208
USANA Health Sciences, Inc.(1)	7,207	610,577
		2,546,799
Pharmaceuticals — 1.0%
ANI Pharmaceuticals, Inc.(1)	1,264	39,260
Corcept Therapeutics, Inc.(1)	47,983	726,462
Innoviva, Inc.(1)	41,365	577,869
Lannett Co., Inc.(1)	45,705	349,643
Mallinckrodt plc(1)	53,906	152,015

Supernus Pharmaceuticals, Inc.(1)	27,789	670,271
		2,515,520
Professional Services — 0.3%
BG Staffing, Inc.	391	4,082
CRA International, Inc.	1,280	51,699
Heidrick & Struggles International, Inc.	8,146	180,678
Kforce, Inc.	14,719	444,514
		680,973
Real Estate Management and Development — 0.4%
Marcus & Millichap, Inc.(1)	13,477	371,561
RE/MAX Holdings, Inc., Class A	13,476	377,193
RMR Group, Inc. (The), Class A	8,168	220,209
		968,963
Road and Rail — 3.4%
ArcBest Corp.	20,666	462,712
Heartland Express, Inc.	31,339	686,324
Landstar System, Inc.	10,070	1,170,738
Marten Transport Ltd.	30,736	786,534
Ryder System, Inc.	40,105	1,373,997
Saia, Inc.(1)	17,592	1,907,677
Schneider National, Inc., Class B	18,172	439,217
US Xpress Enterprises, Inc., Class A(1)	10,024	51,122
Werner Enterprises, Inc.	32,898	1,520,546
		8,398,867
Semiconductors and Semiconductor Equipment — 2.0%
Amkor Technology, Inc.(1)	53,544	566,496
Diodes, Inc.(1)	29,808	1,449,861
Photronics, Inc.(1)	39,822	477,466
SMART Global Holdings, Inc.(1)	10,337	276,825
Synaptics, Inc.(1)	24,441	1,557,380
Ultra Clean Holdings, Inc.(1)	34,438	713,900
		5,041,928
Specialty Retail — 6.7%
Abercrombie & Fitch Co., Class A	46,073	535,368
American Eagle Outfitters, Inc.	96,746	886,193
Asbury Automotive Group, Inc.(1)	5,454	394,215
AutoNation, Inc.(1)	37,018	1,461,471
Barnes & Noble Education, Inc.(1)	18,162	28,151
Bed Bath & Beyond, Inc.	96,435	701,082
Buckle, Inc. (The)	21,605	304,198
Caleres, Inc.	24,146	173,127
Cato Corp. (The), Class A	15,345	148,847
Children's Place, Inc. (The)	9,397	391,291
Citi Trends, Inc.	6,894	111,959
Conn's, Inc.(1)	8,772	63,334
Dick's Sporting Goods, Inc.	40,388	1,456,391
Express, Inc.(1)	30,433	59,649
Foot Locker, Inc.	56,758	1,572,197
Gap, Inc. (The)	49,811	443,318
Genesco, Inc.(1)	10,024	185,344
Guess?, Inc.	22,237	212,808
Haverty Furniture Cos., Inc.	6,579	113,817
Hibbett Sports, Inc.(1)	13,780	266,230
Hudson Ltd., Class A(1)	24,109	121,509

Lithia Motors, Inc., Class A	14,129	1,703,816
Murphy USA, Inc.(1)	16,780	1,948,158
Office Depot, Inc.	472,050	1,165,963
Shoe Carnival, Inc.	5,329	138,501
Signet Jewelers Ltd.	55,789	588,574
Sonic Automotive, Inc., Class A	4,387	115,290
Sportsman's Warehouse Holdings, Inc.(1)	23,796	265,801
Tilly's, Inc., Class A	12,841	65,746
TravelCenters of America, Inc.(1)	2,825	38,477
Urban Outfitters, Inc.(1)	45,709	774,310
		16,435,135
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	42,071	632,748
Culp, Inc.	6,894	53,153
Deckers Outdoor Corp.(1)	7,559	1,379,744
Fossil Group, Inc.(1)	37,562	114,564
G-III Apparel Group Ltd.(1)	23,506	242,817
Oxford Industries, Inc.	10,963	467,243
Rocky Brands, Inc.	1,010	20,947
Vera Bradley, Inc.(1)	11,283	59,236
		2,970,452
Thrifts and Mortgage Finance — 4.8%
Axos Financial, Inc.(1)	39,133	853,100
Bridgewater Bancshares, Inc.(1)	14,406	150,111
Essent Group Ltd.	27,267	901,174
Federal Agricultural Mortgage Corp., Class C	7,238	464,173
Flagstar Bancorp, Inc.	21,605	633,027
FS Bancorp, Inc.	2,827	119,413
Hingham Institution For Savings (The)	969	159,061
Home Bancorp, Inc.	4,105	97,535
HomeStreet, Inc.	15,712	374,260
Luther Burbank Corp.	9,085	93,394
Merchants Bancorp	9,711	165,864
Meta Financial Group, Inc.	10,381	188,104
MGIC Investment Corp.	102,125	838,446
Mr. Cooper Group, Inc.(1)	41,682	464,754
NMI Holdings, Inc., Class A(1)	45,114	693,177
Northwest Bancshares, Inc.	7,116	70,875
OP Bancorp	8,459	53,630
PennyMac Financial Services, Inc.	30,735	1,032,081
Radian Group, Inc.	62,606	994,183
Riverview Bancorp, Inc.	14,406	72,030
Severn Bancorp, Inc.	6,894	42,053
Southern Missouri Bancorp, Inc.	4,427	107,665
Sterling Bancorp, Inc.	11,589	33,029
Territorial Bancorp, Inc.	4,703	119,597
TrustCo Bank Corp. NY	61,368	386,618
Walker & Dunlop, Inc.	21,352	864,756
Washington Federal, Inc.	47,026	1,216,092
Waterstone Financial, Inc.	14,406	214,649
WSFS Financial Corp.	12,596	348,531
		11,751,382
Trading Companies and Distributors — 3.0%
Air Lease Corp.	46,697	1,406,047

BMC Stock Holdings, Inc.(1)	50,089	1,310,829
CAI International, Inc.(1)	8,206	154,355
GATX Corp.	26,339	1,652,509
H&E Equipment Services, Inc.	20,040	343,485
Herc Holdings, Inc.(1)	18,172	517,902
NOW, Inc.(1)	46,980	350,001
Rush Enterprises, Inc., Class A	1,585	65,968
Systemax, Inc.	7,865	165,086
Textainer Group Holdings Ltd.(1)	11,272	92,205
Triton International Ltd.	41,996	1,280,878
Veritiv Corp.(1)	8,459	105,399
		7,444,664
Wireless Telecommunication Services — 1.4%
Shenandoah Telecommunications Co.	34,136	1,795,895
Telephone and Data Systems, Inc.	61,978	1,269,929
United States Cellular Corp.(1)	8,459	266,543
		3,332,367
TOTAL COMMON STOCKS (Cost $235,765,967)		245,946,112
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $251,188)	251,188	251,188
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $236,017,155)		246,197,300
OTHER ASSETS AND LIABILITIES†		118,577
TOTAL NET ASSETS — 100.0%		$246,315,877

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.